CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net (loss) income	¥ (761,994)	$ (110,480)	¥ 515,101	¥ (2,680,259)
Adjustments to reconcile net (loss) income to net cash generated from operating activities:
Foreign exchange (gain) loss, net	523,235	75,862	(110,036)	(228,125)
Depreciation and amortization	1,595,942	231,390	1,267,578	988,983
Loss on disposal of property and equipment and intangible assets	15,592	2,261	6,339	6,032
Allowance for doubtful debt	35,409	5,134	18,399	2,393
Allowance for other receivables	15,000	2,175
Share-based compensation expense	118,170	17,133	320,010	136,804
Impairment of loan receivable to potential investee			2,807
Deferred income tax (benefits) expenses	17,887	2,593	325	(22,508)
(Gain) loss from equity method investments	(1,925)	(279)	38,666	(10,869)
Distribution received from an equity method investment	15,232	2,208		17,723
Gain from disposal of equity investments without readily determinable fair value				(257)
Gain from disposal of subsidiaries	(1,388)	(201)	(17,153)
Impairment of long-lived assets			109,267	81,619
Impairment of long-term investment			3,495	13,030
Lease expense	508,818	73,772	557,865	375,112
Changes in the fair value of convertible promissory notes	(22,626)	(3,280)	(829,149)	2,544,220
Changes in operating assets and liabilities, net of effects of acquisitions and disposals:
Accounts and notes receivable	(381,194)	(55,268)	(533,323)	(171,608)
Prepaid expenses and other current assets	621,973	90,177	73,639	(117,110)
Amounts due from related parties	(6,997)	(1,014)	(17,502)	37,468
Accounts and notes payables	220,129	31,916	195,728	(13,741)
Unrecognized tax benefits	9,601	1,392	8,877	66,253
Accrued expenses and other payables	226,893	32,896	315,989	91,123
Deferred revenue	39,383	5,710	(7,550)	5,620
Advances from customers	116,061	16,827	307	(27,098)
Income taxes payable	(1,753)	(254)	14,742	(19,004)
Deferred government grants	5,000	725	93
Amounts due to related parties	(992)	(144)	7,431	(5,605)
Operating lease liabilities	(465,242)	(67,454)	(554,023)	(355,953)
Net cash generated from operating activities	2,440,214	353,797	1,387,922	714,243
CASH FLOWS FROM INVESTING ACTIVITIES
Purchases of property and equipment	(2,995,608)	(434,322)	(2,691,928)	(2,473,332)
Purchases of intangible assets	(57,295)	(8,307)	(42,285)	(30,091)
Purchases of land use rights	(47,704)	(6,916)	(91,744)
Proceeds from disposal of property and equipment	6,132	889	10,220	1,777
Proceeds from disposal of land use right				9,397
Proceed from disposal of subsidiaries, net	300	43		5,802
Payments for short-term investments			(64,605)	(328,182)
Payment of loan to third parties	(217,586)	(31,547)	(16,474)	(12,562)
Payment of loans to related parties	(500)	(72)	(75,872)	(62,531)
Receipt of loans to third parties	5,000	725	17,010	30,000
Proceeds received from maturity of short-term investments			347,520	397,575
Proceeds from disposal of long-term investments			120	1,923
Payments for long-term investments	(213,000)	(30,882)	(5,000)
Prepayments and deposits for acquiring data center	(36,000)	(5,220)	(679,941)	(1,302,601)
Collection of deposit for acquiring data center			30,000	106,436
Payments for acquisitions, net of cash acquired	(2,991)	(434)	(509,634)	(369,924)
Cash receipt from related parties due to restructuring				140,738
Payment for other investment activities				(3,599)
Net cash used in investing activities	(3,559,252)	(516,043)	(3,772,613)	(3,889,174)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options			472	3,029
Proceeds from issuance of ordinary shares			(131)	2,680,421
Proceeds from issuance of Series A perpetual convertible preferred shares				1,058,325
Payment of issuance cost of Series A perpetual convertible preferred shares				(9,374)
Proceeds from long-term bank borrowings	1,099,893	159,469	1,628,438	594,619
Proceeds from short-term bank borrowings				34,000
Proceeds from other long-term borrowings	282,000	40,886	220,000	374,448
Repayment of long-term bank borrowings	(238,305)	(34,551)	(179,455)	(33,000)
Repayment of short-term bank borrowings			(34,000)	(234,500)
Repayment and deposits for other long-term borrowings	(207,089)	(30,025)	(175,123)	(125,825)
Payments for purchase of property and equipment through finance leases	(231,046)	(33,498)	(579,660)	(376,232)
Repayment of loan from third parties			(66,884)	(169,325)
Contribution from noncontrolling interest in subsidiaries			11,223	24,903
Payments for share repurchase and cancellation			(1,701,807)	(130,472)
Repayment of notes payable			(1,945,620)
Profit distribution to noncontrolling interest			(272)
Net cash generated from financing activities	2,298,080	333,191	967,577	4,163,255
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	101,979	14,785	9,150	(229,064)
Net increase (decrease) in cash and cash equivalents and restricted cash	1,281,021	185,730	(1,407,964)	759,260
Cash and cash equivalents and restricted cash at beginning of year	1,708,473	247,705	3,116,437	2,357,177
Cash and cash equivalents and restricted cash at end of year	2,989,494	433,435	1,708,473	3,116,437
Reconciliation of cash and cash equivalents and restricted cash to the consolidated balance sheets
Cash and cash equivalents	2,661,321	385,855	1,372,481	2,710,349
Restricted cash-current	327,673	47,508	327,767	270,450
Restricted cash-non-current	500	72	8,225	135,638
Cash and cash equivalents and restricted cash at end of year	2,989,494	433,435	1,708,473	3,116,437
Supplemental disclosures of cash flow information:
Income taxes paid	(159,784)	(23,167)	(82,995)	(102,330)
Interest paid	(222,411)	(32,247)	(259,765)	(284,270)
Interest received	31,758	4,604	30,121	37,817
Supplemental disclosures of non-cash activities:
Right-of-use assets obtained in exchange for new operating lease liabilities	944,148	136,889	2,080,748	479,022
Purchase of property and equipment through finance leases	144,455	20,944	284,007	217,190
Purchase of property and equipment included in accrued expenses and other payables	457,282	66,300	321,140	591,187
Purchase of intangible assets included in accrued expenses and other payables	4,768	691	3,910	3,515
2025 Convertible Notes
Adjustments to reconcile net (loss) income to net cash generated from operating activities:
Changes in the fair value of convertible promissory notes	22,626	3,280	829,149
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Convertible Notes, net of issuance cost				1,387,781
2026 Convertible Notes
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Convertible Notes, net of issuance cost			¥ 3,790,396
2027 Convertible Notes
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from issuance of Convertible Notes, net of issuance cost	¥ 1,592,627	$ 230,910
Convertible Notes Payable
CASH FLOWS FROM FINANCING ACTIVITIES
Repurchase and repayment of 2020 Notes				¥ (915,543)